CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 3,148	$ 3,460	$ 3,342
Investment securities	1,582	3,803	4,447
Mortgage-backed securities	782	2,714	3,745
Certificates of deposit	15	47	22
Interest-earning demand deposits		3	12
Federal Home Loan Bank stock	227	458	486
Total interest and dividend income	5,754	10,485	12,054
INTEREST EXPENSE
Deposits	298	859	856
Federal Home Loan Bank advances - short-term	119	913	1,996
Federal Home Loan Bank advances - long-term - variable rate	129	1,618	1,676
Federal Home Loan Bank advances - long-term - fixed rate	344	458	344
Other short-term borrowings	1	6
Total interest expense	891	3,854	4,872
NET INTEREST INCOME	4,863	6,631	7,182
(CREDIT) PROVISION FOR LOAN LOSSES	(53)	70	80
NET INTEREST INCOME AFTER (CREDIT) PROVISION FOR LOAN LOSSES	4,916	6,561	7,102
NONINTEREST INCOME
Service charges on deposits	85	104	114
Earnings on bank owned life insurance	114	118	121
Investment securities gains (losses)	101	40	(2)
Other than temporary impairment losses	(13)	(88)	120
Portion of loss recognized in other comprehensive income			(148)
Net impairment losses recognized in earnings	(13)	(88)	(28)
ATM fee income	149	149	166
Other	39	39	44
Total noninterest income	475	362	415
NONINTEREST EXPENSE
Salaries and employee benefits	2,395	2,295	2,422
Occupancy and equipment	274	243	262
Data processing	239	220	230
Correspondent bank charges	39	35	33
Federal deposit insurance premium	85	13	97
ATM network expense	59	82	106
Other	559	675	640
Total noninterest expense	3,650	3,563	3,790
INCOME BEFORE INCOME TAXES	1,741	3,360	3,727
INCOME TAX EXPENSE	445	870	932
NET INCOME	$ 1,296	$ 2,490	$ 2,795
EARNINGS PER SHARE:
Basic	$ 0.74	$ 1.41	$ 1.57
Diluted	$ 0.74	$ 1.41	$ 1.57
AVERAGE SHARES OUTSTANDING:
Basic	1,748,592	1,768,201	1,780,527
Diluted	1,748,592	1,768,201	1,780,581